12. Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Related Party Transactions [Abstract]
12. Related Party Transactions

Accounts receivable due from the majority stockholder of the entity, included in accounts receivable – related party in the accompanying consolidated balance sheets was $4,506 and $4,506 as of June 30, 2017 and September 30, 2016, respectively.

Management fees paid to the majority stockholder of the entity, included as management fees - related party in the accompanying consolidated statement of operations were $50,000 and $50,000 for the three months ended June 30, 2017, and 2016, respectively; and $153,000 and $163,333 for the nine months ended June 30, 2017, and 2016, respectively.

A board member who is also a stockholder provided services to the Company. Expenses for these services totaled $0 and $15,000 for the three months ended June 30, 2017, and 2016, respectively; and $9,000 and $40,000 for the nine months ended June 30, 2017, and 2016, respectively, and were included as general and administrative expenses in the accompanying consolidated statement of operations.

Included in professional fees were consulting fees paid to a related party as a condition to the TCS acquisition. Two agreements require certain services at a fixed fee of $16,500 per month, per agreement, commencing on November 1, 2015 with a 90-day termination clause. One agreement requires certain services at a fixed fee of $3,500 per month, commencing on November 1, 2015 with a 90-day termination clause. $109,500 in professional fees were paid under these 3 agreements for each of the three months ended June 30, 2017 and June 30, 2016, respectively. $225,600 in professional fees were paid under these 3 agreements for each of the nine months ended June 30, 2017 and June 30, 2016, respectively.

Effective December 31, 2014, the Company acquired Cloud9 (see Note 9). The majority stockholder of Cloud9 Holdings Company is also a stockholder of the Company.

Effective January 1, 2015, the Financial Gravity Operations, Inc. also acquired BLI and PAG (see Note 9). BLI and PAG were acquired at no cost from a major stockholder of FGH.

Account receivable due for services performed for a related party, included in accounts receivable – related party in the accompanying consolidated balance sheets was $-0- and $27,267 as of September 30, 2016, and 2015.

Accounts receivable due from the majority stockholder of the entity, included in accounts receivable – related party in the accompanying consolidated balance sheets was $4,506 and $2,059 as of September 30, 2016, and 2015.

The Company also has a payable due to a stockholder related to payment for services provided and repayment for goods (as incurred through the acquisition of Cloud9) and services purchased on behalf of the Company of approximately $-0- and $2,300 as of September 30, 2016 and 2015. This is included in the consolidated balance sheets as accounts payable - related party.

Management fees paid to the majority stockholder of the entity, included as management fees - related party in the accompanying consolidated statement of operations were $213,333 and $155,657 for fiscal 2016, and 2015.

A board member who is also a stockholder provided services to the Company. Expenses for these services totaled $49,000 and $9,020 for the years ending September 30, 2016, and 2015, respectively, and were included as general and administrative expenses in the accompanying consolidated statement of operations.